Business Combinations - Summary of Preliminary Allocation of Fair Value of Assets Acquired and Liabilities Assumed (Details) - CAD ($) $ in Thousands	Jul. 01, 2022	Jan. 31, 2022	Apr. 01, 2021
Alithya IT Services Inc.
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents recognised as of acquisition date			$ 577
Fair value of acquired receivables			9,985
Unbilled Revenue Recognised As Of Acquisition Date			7,169
Prepaid Recognised As Of Acquisition Date			91
Current assets			17,822
Tax Credits Receivable, Noncurrent, Recognized as of Acquisition Date			2,053
Property, plant and equipment recognised as of acquisition date			2,207
Right-of-Use Asset Recognized as of Acquisition Date			2,982
Identifiable intangible assets recognised as of acquisition date			52,777
Deferred tax assets recognised as of acquisition date			763
Goodwill recognised as of acquisition date			42,491
Assets Acquired Recognised As Of Acquisition Date			121,095
Trade and other payables recognised as of acquisition date			15,069
Income Taxes Payables Recognized as of Acquisition Date			155
Deferred Revenue Recognised As Of Acquisition Date			125
Current Portion of Lease Liabilities Recognized as of Acquisition Date			592
Current Liabilities, Long-term Debt Recognized as of Acquisition Date			8,887
Current liabilities			24,828
Noncurrent Portion of Lease Liabilities Recognized as of Acquisition Date			3,620
Deferred tax liabilities recognised as of acquisition date			11,084
Liabilities Assumed As Of Acquisition Date			39,532
Identifiable assets acquired (liabilities assumed)			$ 81,563
Datum Consulting Group, LLC
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents recognised as of acquisition date	$ 2,798
Fair value of acquired receivables	3,552
Unbilled Revenue Recognised As Of Acquisition Date	1,301
Prepaid Recognised As Of Acquisition Date	159
Current assets	7,810
Other assets recognized as of acquisition date	2
Property, plant and equipment recognised as of acquisition date	55
Right-of-Use Asset Recognized as of Acquisition Date	135
Identifiable intangible assets recognised as of acquisition date	24,070
Goodwill recognised as of acquisition date	13,696
Assets Acquired Recognised As Of Acquisition Date	45,768
Trade and other payables recognised as of acquisition date	4,255
Deferred Revenue Recognised As Of Acquisition Date	945
Current Portion of Lease Liabilities Recognized as of Acquisition Date	71
Current liabilities	5,271
Noncurrent Portion of Lease Liabilities Recognized as of Acquisition Date	64
Deferred tax liabilities recognised as of acquisition date	6,398
Liabilities Assumed As Of Acquisition Date	11,733
Identifiable assets acquired (liabilities assumed)	$ 34,035
Vitalyst, LLC
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents recognised as of acquisition date		$ 1,116
Fair value of acquired receivables		6,301
Unbilled Revenue Recognised As Of Acquisition Date		1,101
Prepaid Recognised As Of Acquisition Date		1,403
Current assets		9,921
Other assets recognized as of acquisition date		157
Property, plant and equipment recognised as of acquisition date		583
Right-of-Use Asset Recognized as of Acquisition Date		3,975
Identifiable intangible assets recognised as of acquisition date		26,323
Goodwill recognised as of acquisition date		31,498
Assets Acquired Recognised As Of Acquisition Date		72,457
Trade and other payables recognised as of acquisition date		5,237
Deferred Revenue Recognised As Of Acquisition Date		7,936
Current Portion of Lease Liabilities Recognized as of Acquisition Date		1,007
Current Liabilities, Long-term Debt Recognized as of Acquisition Date		38,584
Current liabilities		52,764
Noncurrent Portion of Lease Liabilities Recognized as of Acquisition Date		3,273
Liabilities Assumed As Of Acquisition Date		56,037
Identifiable assets acquired (liabilities assumed)		$ 16,420